ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Mar. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

13. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As at	As at
	March 31, 2022	March 31, 2021
	$	$
General and administration	3,683,931	4,189,685
Occupancy costs	44,232	138,874
Patient services expenses	1,029,479	381,887
Research and development	801,901	206,151
Sales and marketing	92,856	105,382
Property, plant and equipment	194,273	326,131
	5,846,672	5,348,110

As at March 2022, the Company accrued an amount of $2,228,252 related to personnel costs (March 2021 – $1,072,578) included in accounts payable and accrued liabilities.